INVESTMENT MANAGERS SERIES TRUST
235 W. Galena Street
Milwaukee, Wisconsin 53212

April 15, 2016

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Attention: Division of Investment Management

Re:	Investment Managers Series Trust (the “Registrant”)
File No. 333-122901 and 811-21719 on behalf of Oak Ridge Technology Insights Fund, Oak Ridge Disciplined Growth Fund and Oak Ridge Global Equity Fund

The Registrant is filing Post-Effective Amendment No. 758 to its Registration Statement under Rule 485(a)(2) to create three new series, Oak Ridge Technology Insights Fund, Oak Ridge Disciplined Growth Fund and Oak Ridge Global Equity Fund.

Please direct your comments to the undersigned at (626) 385-5777. Thank you.

Sincerely,

/s/Diane J. Drake

Diane J. Drake
Investment Managers Series Trust
Secretary